INVESTMENTS IN ASSOCIATES - Aggregate balances of investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of Associates and Joint Ventures [Line Items]
Total assets	$ 10,034		$ 10,034		$ 10,086
Total liabilities	(11,112)		(11,112)		$ (11,510)
Revenues	479	$ 416	940	$ 815
Total net income for the period	842	65	626	(21)
Share of earnings (losses) from investments in associates	2	$ 0	(4)	$ 0
Acquisition-related costs for transaction			105
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Total assets	13,868		13,868
Total liabilities	(8,462)		(8,462)
Net assets	5,406		5,406
Revenues	361		521
Total net income for the period	$ 36		$ (52)